Parent Company Only Condensed Financial Information (Details) - Schedule of Related Party Balances - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borqs HK [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ 15,695	$ 17,280
Borqs Beijing [Member]
Amount due from (to) related parties
Amount due from (to) related parties	(136)	(113)
Borqs USA [Member]
Amount due from (to) related parties
Amount due from (to) related parties	808	808
Borqs International [Member]
Amount due from (to) related parties
Amount due from (to) related parties	$ 17,280	$ 20,430